Summary of significant accounting policies - Revenue (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) item	Dec. 31, 2020 EUR (€) item	Dec. 31, 2019 EUR (€) item
Revenues
Revenue from contracts with customers	€ 24,826	€ 21,567	€ 24,602
Number of leased printers | item	0	1	2
EMEA
Revenues
Revenue from contracts with customers	€ 12,228	€ 11,466	€ 11,265
Asia Pacific
Revenues
Revenue from contracts with customers	7,107	4,521	6,302
Americas
Revenues
Revenue from contracts with customers	5,491	5,580	7,035
Systems
Revenues
Revenue from contracts with customers	15,728	12,556	13,454
Systems | Products transferred at a point in time
Revenues
Revenue from contracts with customers	14,634	11,366	12,332
Systems | Products and services transferred over time
Revenues
Revenue from contracts with customers	1,094	1,190	1,122
Systems | EMEA
Revenues
Revenue from contracts with customers	6,646	5,926	4,951
Systems | Asia Pacific
Revenues
Revenue from contracts with customers	6,099	3,612	5,371
Systems | Americas
Revenues
Revenue from contracts with customers	2,983	3,018	3,132
Services
Revenues
Revenue from contracts with customers	9,098	9,011	11,148
Services | Products transferred at a point in time
Revenues
Revenue from contracts with customers	9,098	9,011	11,148
Services | EMEA
Revenues
Revenue from contracts with customers	5,582	5,540	6,314
Services | Asia Pacific
Revenues
Revenue from contracts with customers	1,008	909	931
Services | Americas
Revenues
Revenue from contracts with customers	€ 2,508	€ 2,562	€ 3,903